RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 6 - RELATED PARTY TRANSACTIONS

On the date of our inception, we issued 20 million shares of our common stock to our three officers and directors which were recorded at no value (offsetting increases and decreases in Common Stock and Additional Paid in Capital).

DOC Pharma S.A.

As of June 30, 2018, the Company has a prepaid balance of €1,506,491 ($1,759,732) and an accounts payable balance of €66,288 ($77,431), resulting in a net prepaid balance, related to purchases of inventory, of €1,440,203 ($1,682,301) at June 30, 2018 to DOC Pharma S.A. During the six months ended June 30, 2018, the Company has purchased a total of €2,531,491 ($3,064,370) of products from DOC Pharma. During the six months ended June 30, 2017, the Company has purchased a total of €1,751,369 ($1,898,134) of products from DOC Pharma.

On November 1, 2015, the Company entered into a €12,000 ($12,662) Loan Agreement with DOC Pharma S.A., pursuant to which DOC Pharma S.A., paid existing bills of the Company in the amount of €12,000 ($12,662), excluding the Vendor Bills. The loan bears an interest rate of 2% per annum and was due and payable in full on October 31, 2016. As of June 30, 2018, the Company has an outstanding principal balance under this note of €12,000 ($14,017) and accrued interest expense of $704.

Medihelm S.A

As of June 30, 2018, the Company has an outstanding payable balance due to Medihelm S.A. of £339,242 ($447,902). Medihelm’s managing director is the mother of Nikolaos Lazarou, the director of Decahedron. Additionally, the Company has a receivable balance of €195,932 ($228,869) and a prepaid balance, related to purchases of inventory, of €2,177,187 ($2,543,172) as of June 30, 2018. During the six months ended June 30, 2018, SkyPharm purchased €5,428,168 ($6,570,798) and Decahedron purchased £424,670 ($582,885) of products from Medihelm. SkyPharm generated revenue from Medihelm of €508,251 ($615,238). During the six months ended June 30, 2017, SkyPharm purchased €3,057,165 ($3,313,356) and Decahedron purchased £45,349 ($57,394) of products from Medihelm. SkyPharm generated revenue from Medihelm of €494,206 ($535,620).

Grigorios Siokas

On October 1, 2016, the Company borrowed €5,000 ($5,276) from Mr. Siokas, CEO, related to its subsidiary’s purchase of additional capital of SkyPharm. The loan is non-interest bearing and has a maturity date of October 1, 2017. During the year ending December 31, 2017, the Company borrowed an additional €1,000 ($1,202). The outstanding balance as of June 30, 2018 was €6,000 ($7,009).

During the six months ended June 30, 2018, the Company borrowed €694,700 ($811,479) as loans payable from Mr. Siokas and repaid €114,000 ($133,163) of those loans. These loans are non-interest bearing and have no maturity dates. As of June 30, 2018, the Company has an outstanding principal balance under these loans of €580,700 ($678,316).

On January 31, 2018 and February 14, 2018, the Company borrowed an additional $135,000 from Mr, Siokas and repaid $60,000. These loans are non-interest bearing and have no maturity dates. As of June 30, 2018, the Company has an outstanding principal balance under these loans of $75,000.

Dimitrios Goulielmos

On November 21, 2014, SkyPharm entered into a Loan Agreement with Dimitrios Goulielmos, former Chief Executive Officer and a current director of the Company, pursuant to which the Company borrowed €330,000 ($401,115) from Mr. Goulielmos. The Loan bore an interest rate of 2% per annum and was due and payable in full on May 11, 2015. On November 4, 2015, €130,000 ($142,860) in principal and the related accrued interest of €733 ($806) was forgiven and the remaining balance of €200,000 will no longer accrue interest as part of the stock purchase agreement with Grigorios Siokas on November 4, 2015 referenced above. As of December 31, 2016, €60,000 ($63,312) of the loan was paid back. During the year ended December 31, 2017 an additional €70,500 ($84,755) was paid back. During the six months ended June 30, 2018 the Company repaid an additional €16,000 ($18,690) and a principal balance of €53,500 ($62,493) and €0.00 of accrued interest remains.

Konstantinos Vassilopoulos

During the six months ended June 30, 2018, the Company borrowed and repaid an aggregate total of $125,000 to Mr. Konstantinos Vassilopoulos. As of June 30, 2018, a principal balance of $0 remains.

In connection with the Decahedron SPA, on February 9, 2017, Decahedron, Medihelm S.A. and Nikolaos Lazarou entered into a liability transfer agreement whereby the loan previously provided by Decahedron to Mr. Lazarou prior to the acquisition would be cancelled in exchange for Mr. Lazarou’s personal assumption of approximately £172,310 ($220,988) owed to MediHelm S.A., a creditor of Decahedron.

Except as set forth above, we have not entered into any material transactions with any director, executive officer, and promoter, beneficial owner of five percent or more of our common stock, or family members of such persons.

On the date of our inception, we issued 2 million shares of our common stock to our three officers and directors which were recorded at no value (offsetting increases and decreases in Common Stock and Additional Paid in Capital).

DOC Pharma S.A.

As of December 31, 2017 and 2016, the Company has a prepaid balance of €776,431 ($933,425) and an accounts payable balance of €133,756 ($160,801), resulting in a net prepaid balance, related to purchases of inventory, of €642,675 ($772,623) in the year ended December 31, 2017 to DOC Pharma S.A. As of December 31, 2016, the Company had a prepaid balance of €65 ($69) to DOC Pharma S.A. The Company’s CEO, Mr. Grigorios Siokas’, wife is the managing director of DOC Pharma and Mr. Siokas himself served as a principal of DOC Pharma. During the years ended December 31, 2017 and 2016, the Company has purchased a total of €4,733,375 ($5,349,187) and €2,906,785 ($3,218,392), respectively, of products from DOC Pharma, respectively. During the years ended December 31, 2017 and 2016, respectively, the Company had $0 and €176,456 ($195,372) revenue from DOC Pharma

On November 1, 2015, the Company entered into a €12,000 ($12,662) Loan Agreement with DOC Pharma S.A, pursuant to which DOC Pharma S.A., paid existing bills of the Company in the amount of €12,000 ($12,662), excluding the Vendor Bills. The loan bears an interest rate of 2% per annum and was due and payable in full on October 31, 2016. As of December 31, 2017, the Company has an outstanding principal balance under this note of €12,000 ($14,426) and accrued interest expense of $572.

Medihelm S.A

As of December 31, 2017, the Company has an outstanding payable balance due to Medihelm S.A of €320,650 ($385,485). Medihelm’s managing director is the mother of Nikolaos Lazarou, the director of Decahedron. Additionally, the Company has a receivable balance of €142,564 ($171,390) and a prepaid balance, related to purchases of inventory, of €1,623,980 ($1,952,349) as of December 31, 2017. During the year ended December 31, 2017, SkyPharm purchased €9,027,639 ($10,202,135) and Decahedron purchased £605,709 ($784,272) of products from Medihelm. SkyPharm generated revenue from Medihelm of €1,265,184 ($1,429,784). During the year ended December 31, 2016, the SkyPharm made purchases of €633,975 ($701,937) of products from Medihelm and had revenue from Medihelm of €134,977 ($149447).

Grigorios Siokas

During the year ended December 31, 2015, the Company borrowed €10,000 ($10,906) as a loan payable from Mr. Grigorios Siokas. The loan has no formal agreement and bears no interest. During the year ended December 31, 2016, the Company repaid a total of €10,000 ($10,552) resulting in full repayment of this loan.

On October 1, 2016, the Company borrowed €5,000 ($5,276) from Mr. Siokas, CEO, related to its subsidiary’s purchase of additional capital of SkyPharm. The loan is non-interest bearing and has a maturity date of October 1, 2017. During the year ending December 31, 2017, the Company borrowed an additional €1,000 ($1,202). The outstanding balance as of December 31, 2017 was €6,000 ($7,213).

During the year ended December 31, 2016, the Company borrowed €90,500 ($95,496) as additional loans payable from Mr. Siokas. During the year ended December 31, 2017, the Company borrowed an additional €623,621 ($749,717). These loans have no formal agreements and bear no interest. As of December 31, 2017, the Company paid back the entire outstanding balance of the loans or €714,121 ($858,516).

As of December 31, 2017 and 2016, the Company has recorded €0 ($0) and €14,646 ($15,454), respectively in prepayments to Mr. Siokas for board of directors’ fees. During the year ended December 31, 2017, Mr. Siokas returned the €14,646 ($17,607) that was prepaid to him and was paid total compensation of $250,000.

Ourania Matsouki

During the year ended December 31, 2016, the Company borrowed €44,995 ($47,479) from Mrs. Matsouki, Greg Siokas, CEO, wife. During the year ended December 31, 2017, the Company borrowed an additional €55,000 ($66,121). These loans have no formal agreement and bear no interest. As of December 31, 2017, the Company paid back the outstanding balance of €99,995 ($120,214) of these loans.

Dimitrios Goulielmos

On November 21, 2014, SkyPharm entered into a Loan Agreement with Dimitrios Goulielmos, former Chief Executive Officer and a current director of the Company, pursuant to which the Company borrowed €330,000 ($401,115) from Mr. Goulielmos. The Loan bears an interest rate of 2% per annum and was due and payable in full on May 11, 2015. On November 4, 2015, €130,000 ($142,860) in principal and the related accrued interest of €733 ($806) was forgiven and the remaining balance of €200,000 will no longer accrue interest as part of the stock purchase agreement with Grigorios Siokas on November 4, 2015 referenced above. As of December 31, 2016, €60,000 ($63,312) of the loan was paid back. During the year ended December 31, 2017 an additional €70,500 ($84,755) was paid back and a principal balance of €69,500 ($83,553) and €0.00 of accrued interest remains.

In connection with the Decahedron SPA, on February 9, 2017, Decahedron, Medihelm S.A. and Nikolaos Lazarou entered into a liability transfer agreement whereby the loan previously provided Decahedron to the Mr. Lazarou prior to the acquisition would be cancelled in exchange for Mr. Lazarou’s personal assumption of approximately £172,310 ($233,118) owed to MediHelm S.A., a creditor of Decahedron.

On December 19, 2017, the Company entered into a stock purchase agreement with an officer and director of the Company, whereby for consideration of €80,000 ($94,495) the Company purchased 20,000 shares of its common stock. As per the agreement, the sale and transfer of the shares occurred on December 19, 2017, the date of signing, however the Company is entitled to pay the full consideration in tranches until July 2018. As of December 31, 2017, the Company has paid consideration of €28,000 ($33,073) and has an amount due to related party of €52,000 ($61,422) recorded as accounts payable related party as of December 31, 2017. The shares were returned to the Company in February 2018. As of the date of this filing, the Company has paid an additional consideration of €32,000 ($38,470) and has an amount due to related party of €20,000 ($24,044).

Except as set forth above, we have not entered into any material transactions with any director, executive officer, and promoter, beneficial owner of five percent or more of our common stock, or family members of such persons.